COMMITMENTS AND CONTINGENCY (Details Textual) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Lease Expiration Date	Dec. 31, 2014
Operating Leases, Rent Expense	$ 59,322	$ 43,467
Contingency, Description	The Labor Contract Law of the People’s Republic of China, requires employers to assure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008.
Expected Severance Cost	317,879		269,656
Operating Leases, Future Minimum Payments Due, Current	78,842
Operating Leases, Future Minimum Payments, Due in Two Years			$ 47,759
Management Employees [Member]
Employment Contracts Terms	3 years
Non Management Employees [Member]
Employment Contracts Terms	1 year